Cover	Mar. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2021
Entity Registrant Name	EXTRACTION OIL & GAS, INC.
Entity Central Index Key	0001655020
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37907
Entity Tax Identification Number	46-1473923
Entity Address, Address Line One	370 17th Street
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	557-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	XOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Listings [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	XOG
Title of 12(b) Security	Common Stock, par value $0.01